Notes Payable (Schedule of Notes Payable) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Total	$ 800,000	$ 15,151
Less: Current maturities (notes payable)		6,383
Less: Current maturities (convertible notes payable)
Subtotal	800,000	8,768
Less: amount due after one year for notes payable		8,768
Amount due after one year for convertible notes payable	800,000
Payable August 14 12012 Due On Demand [Member]
Total	300,000
Notes Payable March 13 2012 Thru March 31 2013 [Member]
Total	300,000
Notes Payable February 25 2012 Thru Feb 25 2014 [Member]
Total	100,000
Notes Payable February 27 2012 Thru Feb 27 2014 [Member]
Total	50,000
Notes Payable February 29 2012 Thru Feb 29 2014 [Member]
Total	50,000
Note payable for vehicle, 72 monthly payments [Member]
Total		$ 15,151